Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 5,521,617	¥ 6,279,801
Liabilities	4,949,433	5,555,201
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,060,475,893	1,040,509,649
Assets	4,928,506	5,421,152
Liabilities	4,452,557	4,943,842
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,895,632	2,285,271
Assets	24,559	16,502
Liabilities	28,545	20,552
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,452,017	1,048,927
Assets	953	11,274
Liabilities	26,680	5,818
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,401,115	960,225
Assets	643	9,954
Liabilities	25,841	5,290
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	50,902	88,702
Assets	310	1,320
Liabilities	839	528
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,443,615	1,236,344
Assets	23,606	5,228
Liabilities	1,865	14,734
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,423,170	1,193,827
Assets	23,399	4,957
Liabilities	1,863	14,470
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	20,445	42,517
Assets	207	271
Liabilities	¥ 2	¥ 264